SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	May 06, 2022	Apr. 01, 2022	Mar. 31, 2022	Mar. 29, 2022	Mar. 22, 2022	Mar. 14, 2022	Dec. 31, 2021	Dec. 31, 2020
Authorized preferred shares			1,000				1,000	1,000
Authorized common shares			40,000,000				40,000,000	40,000,000
Common stock, shares issued			13,848,630				13,848,630	11,627,949
Common stock, shares outstanding			13,848,630				13,848,630	11,627,949
Issued preferred shares			1,000				1,000	1,000
Preferred stock, shares outstanding			1,000				1,000	1,000
Registered [Member] | Two Independent Directors [Member]
warrants were cancelled					1,800,000
Held warrants						600,000
Glucose Health, Inc [Member]
Authorized preferred shares				10,000,000
Authorized common shares				40,000,000
Common stock, shares issued				13,848,630
Common stock, shares outstanding				13,848,630
Issued preferred shares			3,781,002	3,781,002
Preferred stock, shares outstanding			3,781,002	3,781,002
Subsequent Event [Member]
Issued invoices purchase orders for shipments of GLUCODOWN	$ 225,766
Subsequent Event [Member] | CEO/CFO [Member]
Potential bonuses		$ 24,000
Provides for quarterly payments		100,000
Subsequent Event [Member] | CEO/CFO [Member] | April 1, 2022 [Member]
Potential bonuses		24,000
Provides for quarterly payments		$ 100,000